Right-of-use assets - Schedule of Total Future Lease Payments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 2,797,608	$ 4,813,265
Less Than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 2,797,608	$ 4,813,265